Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables
Schedule of Trade and other payables

	2019	2018	2017
	$m	$m	$m
Current liabilities
Trade payables	1,774	1,720	2,285
Value-added and payroll taxes and social security	323	204	243
Rebates, chargebacks, returns and other revenue accruals	4,410	4,043	3,264
Clinical trial accruals	736	993	922
Other accruals	4,026	3,951	3,324
Collaboration revenue contract liabilities	28	92	–
Contingent consideration	897	867	555
Other payables	1,793	971	1,048
Total	13,987	12,841	11,641
Non-current liabilities
Accruals	34	7	143
Collaboration revenue contract liabilities	50	78	–
Contingent consideration	3,242	4,239	4,979
Acerta Pharma put option liability (Note 26)	2,146	1,838	1,823
Other payables	819	608	895
Total	6,291	6,770	7,840

Schedule of Contingent consideration

	2019	2018	2017
	$m	$m	$m
At 1 January	5,106	5,534	5,457
Settlements	(709)	(349)	(434)
Revaluations	(614)	(495)	109
Discount unwind (Note 3)	356	416	402
At 31 December	4,139	5,106	5,534

Schedule of maximum development and sales milestones payable under outstanding contingent consideration

		Nature of	Maximum future milestones
Acquisitions	Year	contingent consideration	$m
Spirogen	2013	Milestones	198
Amplimmune	2013	Milestones	200
Omthera	2013	Milestones	120
Pearl Therapeutics	2013	Milestones	290
BMS’s share of Global Diabetes Alliance[1]	2014	Milestones and royalties	600
Almirall[1]	2014	Milestones and royalties	450
Definiens[1]	2014	Milestones	150
[1]

These contingent consideration liabilities have been designated as the hedge instrument in a net investment hedge of foreign currency risk arising on the Group’s underlying US dollar net investments held in non-US dollar denominated subsidiaries. Exchange differences on the retranslation of the contingent consideration liability are recognised in Other comprehensive income to the extent that the hedge is effective. Any ineffectiveness is taken to profit.